Finance and other costs - Detailed Information about Finance and Other Costs (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Finance and other costs [abstract]
Interest expense on financial liabilities at amortised cost	₨ 60,712	$ 878	₨ 51,118	₨ 55,100
Foreign currency translation reserve reclassified from equity to profit or loss relating to subsidiaries under liquidation			81,315
Unwinding of discount on provisions	936	13	837	844
Net foreign exchange loss on borrowings and creditors for capital expenditure	2,721	39	1,565	2,412
Other finance costs	2,792	41	3,968	3,112
Net interest on defined benefit arrangements	210	3	154	149
Capitalisation of finance costs	(8,345)	(121)	(3,484)	(6,690)
Finance and other costs	₨ 59,026	$ 853	₨ 135,473	₨ 54,927